Going Concern	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 - GOING CONCERN

We do not believe that our existing cash balances are sufficient to fund future operations for the next 12 months. We are considering options to issue additional equity as a means to increase liquidity sufficient to fund operations into the start of calendar year 2022. If we are unsuccessful doing so, then the Company will cease operations.

At December 31, 2020, the Company had not yet achieved profitable operations. We had a net loss of approximately $7.0 million for the year ended September 30, 2020 and had an accumulated deficit in aggregate of approximately $69.2 million from our inception through December 31, 2020. We expect to incur further losses in the development of our business. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management’s plan to address the Company’s ability to continue as a going concern includes: (1) obtaining debt or equity funding from private placement or institutional sources; (2) generating cash flow from operations. Although management believes that it will be able to obtain the necessary funding to allow the Company to remain a going concern through the methods discussed above, there can be no assurances that such methods will prove successful.

These financial statements have been prepared assuming that the Company will continue as a going concern and therefore, the financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amount and classifications of liabilities that may result from the outcome of this uncertainty.

NOTE 2 - GOING CONCERN

We do not believe that our existing cash balances are sufficient to fund future operations for the next 12 months. We are considering options to issue additional equity as a means to increase liquidity sufficient to fund operations into the start of calendar year 2022. If we are unsuccessful doing so, then the Company will cease operations.

At September 30, 2020, the Company had not yet achieved profitable operations. We had a net loss of approximately $7.0 million for the year ended September 30, 2020 and had an accumulated deficit in aggregate of approximately $68.4 million since our inception. We expect to incur further losses in the development of our business. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management’s plan to address the Company’s ability to continue as a going concern includes: (1) obtaining debt or equity funding from private placement or institutional sources; (2) generating cash flow from operations. Although management believes that it will be able to obtain the necessary funding to allow the Company to remain a going concern through the methods discussed above, there can be no assurances that such methods will prove successful.

These financial statements have been prepared assuming that the Company will continue as a going concern and therefore, the financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amount and classifications of liabilities that may result from the outcome of this uncertainty.